CONTRACT LIABILITY - Movement in Contract Liabilities (Details)	12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Movement in contract liabilities
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	¥ 3,634,649	$ 535,681	¥ 761,824	¥ 1,489,311
Third Parties
Movement in contract liabilities
Balance at beginning of the period	4,719,255	695,532	1,820,481
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	3,634,649	535,681	761,824
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	585,130	86,238	3,660,598
Balance at end of the period	1,669,736	246,089	¥ 4,719,255	¥ 1,820,481
Related Parties
Movement in contract liabilities
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	400,000	58,953
Balance at end of the period	¥ 400,000	$ 58,953